36. RELATED PARTIES´ TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Parties Transactions
RELATED PARTIES´ TRANSACTIONS
a)	Sales of goods and services

	12.31.2017	12.31.2016	12.31.2015
Joint ventures:
Transener (1)	28	15	15
TGS (2)	527	254	-
Associates and other related parties:
CYCSA	-	14	2
TGS (2)	-	-	40
Refinor (3)	126	45	-
Oldelval	4	1	-
	685	329	57

(1)	Corresponds to advisory services in technical assistance.
(2)	Corresponds to advisory services in technical assistance and gas and refined products sales.
(3)	Corresponds to oil sales.

b)	Purchases of goods and services

	12.31.2017	12.31.2016	12.31.2015
Joint ventures:
Transener	(7)	(10)	(5)
TGS (1)	(197)	(132)	-
SACME	(47)	(35)	(27)
Associates and other related parties:
Origenes Vida	(13)	(6)	-
TGS (1)	-	-	(3)
Refinor (2)	(393)	(117)	-
Oldelval (3)	(74)	(31)	-
	(731)	(331)	(35)

(1)	Corresponds to natural gas transportation services.
(2)	Corresponds to purchase of refined products.
(3)	Corresponds to oil transportation services.

c)	Fees for services

	12.31.2017	12.31.2016	12.31.2015
Associates and other related parties:
Salaverri, Dellatorre, Burgio & Wetzler	(16)	(23)	(1)
	(16)	(23)	(1)

Corresponds to fees for legal advice.

d)	Other operating income

	12.31.2017	12.31.2016	12.31.2015
Associates and other related parties:
TGS	-	-	215
CYCSA	-	-	6
OCP	-	150	-
	-	150	221

Corresponds to onerous contract (Ship or Pay).

e)	Other operating expenses

	12.31.2017	12.31.2016	12.31.2015
Associates and other related parties:
OCP (1)	(90)	-	-
Foundation (2)	(35)	(13)	(3)
	(125)	(13)	(3)

(1)      Corresponds to onerous contract (Ship or Pay).

(2)      Corresponds to donations.

f)	Finance income

	12.31.2017	12.31.2016	12.31.2015
Joint ventures:
TGS	65	24	-
	65	24	-

Corresponds to finance leases.

g)	Finance expenses

	12.31.2017	12.31.2016	12.31.2015
Associates and other related parties:
TGS	-	-	(12)
Orígenes Retiro	(6)	(7)	-
Grupo EMES (1)	-	(417)	-
	(6)	(424)	(12)

(1)	Note 20.

h)	Corporate Bonds transactions

Purchase of Corporate Bonds

	12.31.2017	12.31.2016	12.31.2015
Associates and other related parties:
Orígenes Retiro	-	666	-
	-	666	-

Sale of Corporate Bonds

	12.31.2017	12.31.2016	12.31.2015
Associates and other related parties:
Orígenes Retiro	-	590	-
	-	590	-

i)      Dividends received

	12.31.2017	12.31.2016	12.31.2015
Associates and other related parties:
CIESA	-	4	-
Oldelval	7	-	-
TJSM	8	3	-
TMB	10	3	-
	25	10	-

j)      Payment of dividends

Associates and other related parties:	12.31.2017	12.31.2016	12.31.2015
EMESA	(44)	-	-
APCO Oil	(44)	(45)	-
Ultracore	-	(3)	-
	(88)	(48)	-

k)	Key management personnel remuneration

The total remuneration to executive directors accrued during the year ended December 31, 2017, 2016 and 2015 amounts to $ 740 million ($ 95 million in Directors' and Sindycs' fees and $ 645 in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plans, of which $ 510 million correspond to compensation based on shares), $ 567 million ($ 65 million in Directors' and Sindycs' fees and $ 502 in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plan, of which $ 406 million correspond to compensation based on shares), and $ 267 million ($ 44 million in Directors' and Sindycs' fees and $ 223 in the accrual of the Company-Value Compensation and EBDA), respectively.

l)	Balances with related parties:

As of December 31, 2017	Trade receivables	Other receivables
	Current	Non Current	Current
Joint ventures:
Transener	5	-	-
TGS	129	789	75
Greenwind	-	-	127
SACME	-	5	-
Associates and other related parties:
Ultracore	-	-	10
Refinor	10	-	-
SACDE	25	-	2
Other	1	-	1
	170	794	215

As of December 31, 2017	Trade payables	Other payables	Borrowings		Provisions
	Current	Current	Non Current	Current	Current
Joint ventures:
TGS	17	-	-	-	-
SACME	-	5	-	-	-
Associates and other related parties:
Orígenes Seguro de vida	-	-	-	2	-
Orígenes Retiro	-	-	14	2	-
OCP	-	-	-	-	389
Refinor	53	-	-	-	-
Oldelval	9	-	-	-	-
Other	-	7	-	-	-
	80	12	14	4	389

According to paragraphs 25 and 26 of IAS 24, Edenor applied the disclosure exemption in relation to related party transactions with a governmental agency that has control, joint control or significant influence. As of December 31, 2017, ANSES holds Edenor's Notes due 2022 amounting to $ 317 million.

As of December 31, 2016	Trade receivables	Other receivables
	Current	Non Current	Current
Joint ventures:
Transener	10	-	-
TGS	90	733	88
SACME	-	7	1
Associates and other related parties:
Ultracore	-	-	4
Refinor	6	-	4
Oldelval	1	-	-
Other	1	-	1
	108	740	98

As of December 31, 2016	Trade payables	Other payables	Borrowings		Provisions
	Current	Current	Non Current	Current	Non Current	Current
Joint ventures:
Transener	9	-	-	-	-	-
TGS	116	-	-	-	-	-
SACME	-	5	-	-	-	-
Associates and other related parties:
Orígenes Retiro	-	-	16	21	-	-
OCP	-	-	-	-	366	394
UTE Apache	-	5	-	-	-	-
Refinor	32	-	-	-	-	-
Oldelval	22	-	-	-	-	-
Other	2	4	-	-	-	-
	181	14	16	21	366	394